Financial Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Financial Assets and Liabilities

Our financial assets and liabilities comprise the following;

	2018	2017
	(EUR’000)
Financial assets:
Deposits	1,158	293
Trade receivables	6	188
Cash and cash equivalents	277,862	195,351

Financial assets measured at amortized cost	279,026	195,832
Financial liabilities
Trade payables	19,740	17,434

Financial liabilities measured at amortized cost	19,740	17,434

Summary of Foreign Currency Sensitivity Analysis

		Hypothetical impact on consolidated financial statements
2018	Nominal positions (EUR ‘000)	Increase in foreign exchange rate	Profit or loss before tax	Equity before tax
USD/EUR	178,308	10%	17,831	17,831
GBP/EUR	(816)	10%	(82)	(82)

		Hypothetical impact on consolidated financial statements
2017	Nominal positions (EUR ‘000)	Increase in foreign exchange rate	Profit or loss before tax	Equity before tax
USD/EUR	183,362	10%	18,336	18,336
GBP/EUR	1,163	10%	116	116